MASSMUTUAL SELECT FUNDS

Supplement dated September 17, 2012 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the Large Cap Value Fund to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been modified as described below. The change will take effect 60 days from the date of this supplement.

The following information replaces the information found in the first paragraph under Principal Investment Strategies on pages 40-41 for the Large Cap Value Fund.

The Fund invests primarily in large-capitalization companies that the Fund's subadvisers, Columbia Management Investment Advisers, LLC ("Columbia Management") and Huber Capital Management, LLC ("Huber Capital Management"), believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of large-cap companies. The subadvisers currently define "large-cap" companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000 Index (as of August 31, 2012, between $220 million to $623.51 billion). The Fund has the flexibility to invest in companies of any size and invest in non-equity securities. While most assets typically will be invested in equity securities of U.S. companies, the Fund may invest up to 20% of its total assets in foreign securities and American Depositary Receipts ("ADRs"), including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE